Notes Payable, Related Parties (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2013	Dec. 31, 2018	Dec. 31, 2017
Settlement of outstanding obligations	$ 40	$ 0	$ 12
Due to Employees	$ 72
Interest expense related party			$ 1
Salary Obligation [Member]
Debt interest rate	4.25%
Debt instrument payment	$ 1
Debt instrument maturity date	Jun. 30, 2018
Unsecured Promissory Note [Member]
Debt interest rate	8.00%
Debt instrument payment	$ 1
Debt instrument maturity date	May 31, 2018